UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – February 28, 2011

Item 1: Reports to Shareholders

Vanguard® CMT Funds
February 28, 2011

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2010- February 28, 2011

			7-Day SEC
		Institutional	Yield[2] :
	Vanguard	Money Market	2/28/2011
Vanguard CMT Funds	Fund	Funds Average[1]
Total Returns
Market Liquidity	0.12%	0.06%	0.22%
Municipal Cash Management	0.13	--	0.23

[1] Derived from data provided by Lipper Inc.
[2] The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2011
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.22%
Average Weighted Maturity	40 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	28.1%
Commercial Paper	15.9
Repurchase Agreements	7.0
U.S. Government and Agency Obligations	45.7
Tax-Exempt Municipal Bonds	2.3
Money Market Fund	1.0

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

1 The expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.005%.
2 The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-
7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.23%
Average Weighted Maturity	8 days

Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100.0%

Largest State Concentrations[3]
New York	9.7
Texas	8.8
Florida	8.7
Illinois	8.2
Ohio	7.4
California	4.3
Colorado	3.9
New Jersey	3.9
Massachusetts	3.8
Indiana	3.7
Top Ten	62.4%

1The expense ratio shown is from the prospectus dated December 28, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.01%.
2 The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-
7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is a security that is eligible for money market funds and has received a short-term rating from the requisite nationally recognized statistical rating organizations in the highest short-term rating category for debt obligations. An unrated security is First Tier if it represents quality comparable to that of a rated security as determined in accordance with SEC Rule 2a-7. A Second Tier security is a security that is eligible for money market funds and is not a First Tier security.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Year	Since Inception

Market Liquidity	7/19/2004	0.23%	2.75%	2.77%
Municipal Cash Management	7/19/2004	0.24	1.96	2.00

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (46.8%)
2	Fannie Mae Discount Notes	0.180%	3/2/11	11,000	11,000
2	Fannie Mae Discount Notes	0.170%	3/14/11	180,000	179,989
2	Fannie Mae Discount Notes	0.170%	3/16/11	83,318	83,312
2	Fannie Mae Discount Notes	0.190%	3/28/11	26,257	26,253
2	Fannie Mae Discount Notes	0.180%	4/6/11	32,500	32,494
2	Fannie Mae Discount Notes	0.180%	4/13/11	222,500	222,452
2	Fannie Mae Discount Notes	0.180%	4/25/11	85,000	84,977
2	Fannie Mae Discount Notes	0.140%	5/18/11	17,301	17,296
2	Federal Home Loan Bank Discount Notes	0.200%	3/2/11	29,103	29,103
2	Federal Home Loan Bank Discount Notes	0.200%	3/4/11	18,000	18,000
2	Federal Home Loan Bank Discount Notes	0.170%	3/9/11	517,350	517,330
2	Federal Home Loan Bank Discount Notes	0.170%–0.180%	3/16/11	948,617	948,550
2	Federal Home Loan Bank Discount Notes	0.170%	3/23/11	44,100	44,095
2	Federal Home Loan Bank Discount Notes	0.170%–0.190%	3/25/11	140,000	139,984
2	Federal Home Loan Bank Discount Notes	0.180%	4/6/11	33,550	33,544
2	Federal Home Loan Bank Discount Notes	0.165%–0.180%	4/8/11	200,000	199,964
2	Federal Home Loan Bank Discount Notes	0.180%	4/13/11	74,100	74,084
2	Federal Home Loan Bank Discount Notes	0.180%	4/15/11	55,000	54,988
2	Federal Home Loan Bank Discount Notes	0.185%	4/25/11	38,000	37,989
2	Federal Home Loan Bank Discount Notes	0.185%–0.190%	4/27/11	209,917	209,855
2	Federal Home Loan Bank Discount Notes	0.140%	5/18/11	356,150	356,042
2	Federal Home Loan Bank Discount Notes	0.140%	5/20/11	150,900	150,853
[2,3]	Federal Home Loan Banks	0.182%	5/13/11	237,170	237,160
[2,3]	Federal Home Loan Banks	0.232%	1/23/12	95,000	94,978
[2,3]	Federal Home Loan Banks	0.227%	1/26/12	90,000	89,975
[2,3]	Federal Home Loan Banks	0.228%	2/3/12	27,000	26,992
[2,3]	Federal Home Loan Mortgage Corp.	0.353%	4/7/11	350,000	350,002
[2,3]	Federal Home Loan Mortgage Corp.	0.221%	5/4/11	100,000	99,997
[2,3]	Federal Home Loan Mortgage Corp.	0.241%	8/5/11	250,000	250,019
[2,3]	Federal Home Loan Mortgage Corp.	0.213%	12/21/11	350,000	349,857
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	2/16/12	96,000	95,963
[2,3]	Federal Home Loan Mortgage Corp.	0.201%	8/24/12	500,000	499,644

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2,3]	Federal National Mortgage Assn.	0.192%	5/13/11	510,000	509,990
[2,3]	Federal National Mortgage Assn.	0.161%	7/27/11	750,000	749,878
[2,3]	Federal National Mortgage Assn.	0.282%	11/23/12	190,000	189,900
[2,3]	Federal National Mortgage Assn.	0.291%	12/28/12	250,000	249,907
2	Freddie Mac Discount Notes	0.170%	3/14/11	17,550	17,549
2	Freddie Mac Discount Notes	0.170%	3/21/11	200,000	199,981
2	Freddie Mac Discount Notes	0.190%	3/28/11	24,000	23,997
2	Freddie Mac Discount Notes	0.180%	4/4/11	60,000	59,990
2	Freddie Mac Discount Notes	0.180%	4/18/11	297,421	297,350
2	Freddie Mac Discount Notes	0.140%	5/23/11	250,000	249,919
	United States Treasury Bill	0.160%	3/3/11	300,000	299,997
	United States Treasury Bill	0.145%	3/10/11	800,000	799,971
	United States Treasury Bill	0.195%	3/24/11	200,000	199,975
	United States Treasury Bill	0.180%	3/31/11	1,250,000	1,249,813
	United States Treasury Bill	0.150%	4/7/11	500,000	499,923
	United States Treasury Bill	0.155%–0.159%	4/21/11	1,000,000	999,779
	United States Treasury Bill	0.150%	5/12/11	250,000	249,925
	United States Treasury Bill	0.145%	6/2/11	475,000	474,826
	United States Treasury Bill	0.200%–0.205%	6/30/11	750,000	749,491
Total U.S. Government and Agency Obligations (Cost $13,638,902)					13,638,902
Commercial Paper (16.3%)
Finance - Auto (1.1%)
	American Honda Finance Corp.	0.240%	3/2/11	21,500	21,500
	American Honda Finance Corp.	0.280%	3/18/11	11,200	11,199
	American Honda Finance Corp.	0.240%	4/4/11	8,500	8,498
	American Honda Finance Corp.	0.250%	4/18/11	32,000	31,989
	American Honda Finance Corp.	0.250%	5/3/11	45,000	44,980
	American Honda Finance Corp.	0.240%	5/16/11	13,000	12,993
	Toyota Motor Credit Corp.	0.340%	4/1/11	40,000	39,988
	Toyota Motor Credit Corp.	0.240%–0.260%	5/17/11	38,500	38,480
	Toyota Motor Credit Corp.	0.260%	5/18/11	19,000	18,989
	Toyota Motor Credit Corp.	0.240%	5/19/11	21,000	20,989
	Toyota Motor Credit Corp.	0.250%	5/23/11	10,400	10,394
	Toyota Motor Credit Corp.	0.250%	5/25/11	50,000	49,971
					309,970
Finance - Other (2.1%)
4	Straight-A Funding LLC	0.240%	3/2/11	60,000	60,000
4	Straight-A Funding LLC	0.240%	3/2/11	64,000	64,000
4	Straight-A Funding LLC	0.250%	3/2/11	1,900	1,900
4	Straight-A Funding LLC	0.250%	3/2/11	8,100	8,100
4	Straight-A Funding LLC	0.240%	3/3/11	23,405	23,405
4	Straight-A Funding LLC	0.250%	3/4/11	115,397	115,395
4	Straight-A Funding LLC	0.240%	3/7/11	14,500	14,499
4	Straight-A Funding LLC	0.250%	4/4/11	14,000	13,997
4	Straight-A Funding LLC	0.250%	4/4/11	37,000	36,991
4	Straight-A Funding LLC	0.250%	4/5/11	16,000	15,996
4	Straight-A Funding LLC	0.250%	4/6/11	13,250	13,247
4	Straight-A Funding LLC	0.250%	4/7/11	7,650	7,648
4	Straight-A Funding LLC	0.250%	4/7/11	6,600	6,598
4	Straight-A Funding LLC	0.250%	4/7/11	4,283	4,282
4	Straight-A Funding LLC	0.250%	4/8/11	30,000	29,992
4	Straight-A Funding LLC	0.250%	4/8/11	14,250	14,246
4	Straight-A Funding LLC	0.250%	4/11/11	9,300	9,297

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Straight-A Funding LLC	0.250%	4/11/11	58,675	58,658
4 Straight-A Funding LLC	0.250%	4/11/11	18,256	18,251
4 Straight-A Funding LLC	0.250%	4/11/11	7,200	7,198
4 Straight-A Funding LLC	0.240%	5/5/11	67,000	66,971
4 Straight-A Funding LLC	0.250%	5/9/11	10,000	9,995
4 Straight-A Funding LLC	0.250%	5/13/11	17,412	17,403
				618,069
Foreign Banks (4.5%)
4 Commonwealth Bank of Australia	0.290%	3/7/11	50,000	49,997
4 Commonwealth Bank of Australia	0.280%	4/6/11	100,000	99,972
4 Commonwealth Bank of Australia	0.280%	4/12/11	44,000	43,986
4 Commonwealth Bank of Australia	0.270%	4/29/11	47,000	46,979
4 Commonwealth Bank of Australia	0.275%	5/2/11	150,000	149,929
4 Commonwealth Bank of Australia	0.260%	5/17/11	40,000	39,978
4 Danske Corp.	0.265%	3/11/11	140,000	139,990
4 Danske Corp.	0.270%	3/16/11	100,000	99,989
Lloyds TSB Bank plc	0.260%	3/21/11	100,000	99,985
Rabobank USA Financial Corp.	0.280%	4/7/11	10,000	9,997
Rabobank USA Financial Corp.	0.280%	4/13/11	100,000	99,966
Rabobank USA Financial Corp.	0.300%	6/3/11	47,750	47,713
4 Westpac Banking Corp.	0.230%	4/1/11	10,000	9,998
4 Westpac Banking Corp.	0.230%–0.240%	4/14/11	370,000	369,894
				1,308,373
Foreign Government (0.1%)
Banque et Caisse d'Epargne de L'Etat	0.320%	4/7/11	35,100	35,089

Foreign Industrial (2.6%)
4 Nestle Capital Corp.	0.180%	4/12/11	11,000	10,998
4 Nestle Capital Corp.	0.210%	4/27/11	91,000	90,970
4 Nestle Capital Corp.	0.210%	5/12/11	75,000	74,968
4 Nestle Capital Corp.	0.200%	5/17/11	52,000	51,978
Nestle Finance International Ltd.	0.180%	3/7/11	39,000	38,999
Nestle Finance International Ltd.	0.200%	5/25/11	150,000	149,929
Nestle Finance International Ltd.	0.200%	5/26/11	31,700	31,685
4 Novartis Finance Corp.	0.190%–0.200%	4/14/11	64,200	64,184
4 Novartis Finance Corp.	0.190%	4/15/11	9,900	9,898
4 Novartis Finance Corp.	0.190%	4/18/11	68,900	68,882
4 Novartis Finance Corp.	0.190%–0.200%	4/19/11	92,500	92,475
4 Novartis Securities Investment Ltd.	0.220%	5/9/11	24,000	23,990
4 Novartis Securities Investment Ltd.	0.240%	6/13/11	42,150	42,121
4 Shell International Finance BV	0.260%	4/1/11	9,500	9,498
				760,575
Industrial (5.9%)
Chevron Corp.	0.180%	3/11/11	16,000	15,999
4 Cisco Systems Inc.	0.210%	4/13/11	8,000	7,998
4 Cisco Systems Inc.	0.210%	4/20/11	40,000	39,988
4 Coca Cola Co.	0.220%	4/4/11	18,000	17,996
4 Coca Cola Co.	0.220%–0.230%	4/6/11	45,100	45,090
4 Coca Cola Co.	0.220%	5/13/11	8,300	8,296
Exxon Mobil Corp.	0.180%	3/17/11	31,000	30,998
General Electric Co.	0.220%	3/7/11	500,000	499,982
General Electric Co.	0.220%	3/14/11	70,000	69,994
4 Google Inc.	0.180%	3/1/11	50,000	50,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Google Inc.	0.200%	3/3/11	10,600	10,600
4 Google Inc.	0.180%	4/14/11	16,000	15,997
4 Google Inc.	0.190%	4/18/11	96,000	95,976
4 Google Inc.	0.210%	4/19/11	10,925	10,922
4 Johnson & Johnson	0.210%	3/10/11	17,675	17,674
4 Johnson & Johnson	0.220%	4/5/11	95,000	94,980
4 Johnson & Johnson	0.220%	4/6/11	87,500	87,481
4 Johnson & Johnson	0.210%	4/7/11	13,000	12,997
4 Johnson & Johnson	0.210%	4/14/11	10,645	10,642
4 Johnson & Johnson	0.210%	4/21/11	96,000	95,971
4 Merck & Co Inc.	0.180%–0.190%	3/14/11	34,950	34,948
4 Merck & Co Inc.	0.180%–0.190%	3/15/11	30,300	30,298
4 Merck & Co Inc.	0.190%	3/16/11	12,000	11,999
4 Procter & Gamble Co.	0.180%	4/27/11	9,800	9,797
4 Procter & Gamble Co.	0.200%	5/4/11	35,700	35,687
4 Procter & Gamble Co.	0.200%	5/31/11	94,500	94,452
4 Wal-Mart Stores, Inc.	0.200%	3/21/11	61,589	61,582
4 Wal-Mart Stores, Inc.	0.210%	4/11/11	39,960	39,951
4 Wal-Mart Stores, Inc.	0.180%	4/18/11	144,700	144,665
				1,702,960
Total Commercial Paper (Cost $4,735,036)				4,735,036
Certificates of Deposit (28.8%)
Domestic Banks (1.6%)
State Street Bank & Trust Co.	0.250%	4/25/11	250,000	250,000
State Street Bank & Trust Co.	0.260%	5/2/11	150,000	150,000
State Street Bank & Trust Co.	0.250%	5/12/11	62,500	62,500
				462,500
Eurodollar Certificates of Deposit (7.7%)
Australia & New Zealand Banking Group, Ltd.	0.270%	5/4/11	199,000	199,000
Australia & New Zealand Banking Group, Ltd.	0.270%	5/9/11	41,000	41,000
Commonwealth Bank of Australia	0.280%	4/20/11	111,000	111,000
Commonwealth Bank of Australia	0.290%	4/21/11	75,000	75,000
Commonwealth Bank of Australia	0.280%	4/26/11	100,000	100,000
Commonwealth Bank of Australia	0.270%	5/2/11	150,000	150,000
Lloyds TSB Bank plc	0.280%	5/3/11	100,000	100,000
Lloyds TSB Bank plc	0.290%	5/9/11	150,000	150,000
Lloyds TSB Bank plc	0.290%	5/9/11	75,000	75,000
Lloyds TSB Bank plc	0.290%	5/31/11	50,000	50,000
National Australia Bank Ltd.	0.275%	3/11/11	125,000	125,001
National Australia Bank Ltd.	0.280%	4/19/11	160,000	160,000
National Australia Bank Ltd.	0.280%	4/26/11	150,000	150,000
National Australia Bank Ltd.	0.270%	5/3/11	200,000	200,000
National Australia Bank Ltd.	0.270%	5/3/11	200,000	200,000
Royal Bank of Scotland plc	0.270%	4/21/11	130,000	130,000
Toronto Dominion Bank (London Branch)	0.250%	4/14/11	25,000	25,000
Toronto Dominion Bank (London Branch)	0.260%	5/23/11	100,000	100,000
Toronto Dominion Bank (London Branch)	0.260%	5/24/11	110,000	110,000
				2,251,001
Yankee Certificates of Deposit (19.5%)
Abbey National Treasury Services plc (US
Branch)	0.300%	3/9/11	200,000	200,000
Abbey National Treasury Services plc (US
Branch)	0.370%	4/11/11	150,000	150,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Abbey National Treasury Services plc (US
Branch)	0.450%	6/1/11	50,000	50,000
Bank of Montreal (Chicago Branch)	0.270%	3/9/11	34,000	34,000
Bank of Montreal (Chicago Branch)	0.270%	3/10/11	29,000	29,000
Bank of Montreal (Chicago Branch)	0.230%	4/1/11	300,000	300,000
Bank of Nova Scotia (Houston Branch)	0.270%	3/1/11	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.290%	3/2/11	300,000	300,000
Bank of Nova Scotia (Houston Branch)	0.270%	4/21/11	30,000	30,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/21/11	50,000	50,002
Bank of Nova Scotia (Houston Branch)	0.270%	5/9/11	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/10/11	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/11/11	112,000	112,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/11/11	38,000	38,000
Bank of Nova Scotia (Houston Branch)	0.260%	5/23/11	80,000	80,000
Bank of Nova Scotia (Houston Branch)	0.270%	6/1/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.280%	6/1/11	100,000	100,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/5/11	95,000	95,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/20/11	90,000	90,000
DNB NOR Bank ASA (New York Branch)	0.280%	5/2/11	120,000	120,000
DNB NOR Bank ASA (New York Branch)	0.270%	5/9/11	180,000	180,000
DNB NOR Bank ASA (New York Branch)	0.270%	5/12/11	75,000	75,000
DNB NOR Bank ASA (New York Branch)	0.270%	5/23/11	20,000	20,000
Lloyds TSB Bank PLC (New York Branch)	0.450%	4/11/11	89,000	89,018
Nordea Bank Finland plc (New York Branch)	0.280%	3/1/11	200,000	200,000
Nordea Bank Finland plc (New York Branch)	0.290%	4/4/11	150,000	150,000
Nordea Bank Finland plc (New York Branch)	0.290%	4/11/11	125,000	125,000
Nordea Bank Finland plc (New York Branch)	0.290%	4/18/11	106,000	106,000
Nordea Bank Finland plc (New York Branch)	0.280%	5/2/11	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.280%	5/2/11	145,000	145,000
Rabobank Nederland NV (New York Branch)	0.300%	3/11/11	300,000	300,000
Rabobank Nederland NV (New York Branch)	0.340%	4/6/11	150,000	150,000
Rabobank Nederland NV (New York Branch)	0.270%	4/25/11	93,000	92,999
Rabobank Nederland NV (New York Branch)	0.270%	5/3/11	44,000	44,000
Rabobank Nederland NV (New York Branch)	0.310%	5/5/11	100,000	100,005
Royal Bank of Canada (New York Branch)	0.280%	4/21/11	70,500	70,503
Svenska Handelsbanken (New York Branch)	0.285%	3/3/11	75,000	75,000
Svenska Handelsbanken (New York Branch)	0.280%	4/19/11	225,000	225,000
Svenska Handelsbanken (New York Branch)	0.280%	4/21/11	75,000	75,000
Svenska Handelsbanken (New York Branch)	0.280%	4/26/11	45,000	45,000
Svenska Handelsbanken (New York Branch)	0.280%	5/2/11	130,000	130,000
Svenska Handelsbanken (New York Branch)	0.280%	5/4/11	90,000	90,000
Svenska Handelsbanken (New York Branch)	0.280%	5/24/11	200,000	200,000
Svenska Handelsbanken (New York Branch)	0.280%	6/1/11	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.250%	3/3/11	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.250%	3/7/11	170,000	170,000
Toronto Dominion Bank (New York Branch)	0.250%	4/26/11	150,000	150,000
				5,685,527
Total Certificates of Deposit (Cost $8,399,028)				8,399,028
Repurchase Agreements (7.2%)
Barclays Capital Inc.
(Dated 1/4/11, Repurchase Value
$84,028,000, collateralized by Federal Home
Loan Bank 0.750%, 12/21/11)	0.200%	3/4/11	84,000	84,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Barclays Capital Inc.
(Dated 2/9/11, Repurchase Value
$117,016,000, collateralized by U.S. Treasury
Inflation Indexed Note 1.875%, 7/15/13)	0.160%	3/7/11	117,000	117,000
BNP Paribas Securities Corp.
(Dated 2/28/11, Repurchase Value
$325,014,000, collateralized by U.S. Treasury
Note 1.250%, 9/30/15)	0.170%	3/1/11	325,012	325,012
Credit Suisse Securities (USA) LLC
(Dated 2/28/11, Repurchase Value
$100,001,000, collateralized by U.S. Treasury
Note 1.000%, 9/30/11)	0.180%	3/1/11	100,000	100,000
Deutsche Bank Securities, Inc.
(Dated 2/28/11, Repurchase Value
$226,001,000, collateralized by U.S. Treasury
Inflation Indexed Bond 2.125%, 2/15/41 and
U.S. Treasury Inflation Indexed Note 1.625%-
1.875%, 1/15/18-7/15/19)	0.180%	3/1/11	226,000	226,000
Deutsche Bank Securities, Inc.
(Dated 2/28/11, Repurchase Value
$250,001,000, collateralized by U.S. Treasury
Inflation Indexed Bond 2.000%, 1/15/26 and
U.S. Treasury Inflation Indexed Note 1.125%,
1/15/21)	0.190%	3/1/11	250,000	250,000
Deutsche Bank Securities, Inc.
(Dated 1/10/11, Repurchase Value
$140,041,000, collateralized by U.S. Treasury
Note 2.750%-4.500%, 9/30/11-5/31/17)	0.180%	3/7/11	140,000	140,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Dated 2/28/11, Repurchase Value
$250,001,000, collateralized by U.S. Treasury
Note 0.625%-4.625%, 7/31/12-2/28/13)	0.170%	3/1/11	250,000	250,000
RBC Capital Markets Corp.
(Dated 2/28/11, Repurchase Value
$125,001,000, collateralized by U.S. Treasury
Note 1.875%-2.625%, 9/30/17-8/15/20)	0.170%	3/1/11	125,000	125,000
RBS Securities, Inc.
(Dated 2/28/11, Repurchase Value
$106,026,000, collateralized by U.S. Treasury
Note 1.000%, 1/15/14)	0.150%	3/7/11	106,000	106,000
RBS Securities, Inc.
(Dated 2/9/11, Repurchase Value
$78,010,000, collateralized by U.S. Treasury
Note 4.500%, 11/15/15)	0.160%	3/7/11	78,000	78,000
RBS Securities, Inc.
(Dated 2/4/11, Repurchase Value
$75,012,000, collateralized by Federal Home
Loan Mortgage Corp. Discount Note 4/19/11-
8/1/11)	0.180%	3/7/11	75,000	75,000
Societe Generale
(Dated 2/28/11, Repurchase Value
$55,000,000, collateralized by U.S. Treasury
Inflation Indexed Bond 0.500%, 4/15/15)	0.160%	3/1/11	55,000	55,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Societe Generale
(Dated 2/28/11, Repurchase Value
$100,000,000, collateralized by U.S. Treasury
Bill 0.000%, 8/4/11)	0.170%	3/1/11	100,000	100,000
Societe Generale
(Dated 2/28/11, Repurchase Value
$53,000,000, collateralized by U.S. Treasury
Indexed Bond 0.500%, 4/15/15)	0.180%	3/1/11	53,000	53,000
Total Repurchase Agreements (Cost $2,084,012)				2,084,012

			Shares
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $311,510)	0.231%		311,510,038	311,510

			Face
			Amount
			($000)
Taxable Municipal Bonds (0.0%)
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO (Cost $1,500)	0.310%	3/7/11	1,500	1,500

Tax-Exempt Municipal Bonds (2.3%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.230%	3/7/11	7,190	7,190
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.280%	3/7/11	9,820	9,820
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District VRDO	0.270%	3/7/11	7,000	7,000
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.200%	3/7/11	8,800	8,800
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.180%	3/7/11	4,000	4,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.220%	3/7/11	5,000	5,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.230%	3/7/11	13,600	13,600
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	3/7/11	5,305	5,305
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	3/7/11	3,455	3,455
California Infrastructure & Economic
Development Bank Revenue (Orange
County Performing Arts Center) VRDO	0.200%	3/7/11	6,900	6,900
California Statewide Communities
Development Authority Revenue (Los
Angeles County Museum of Art Project)
VRDO	0.200%	3/7/11	3,750	3,750
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.240%	3/7/11	5,400	5,400

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.250%	3/7/11	5,325	5,325
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt
Obligated Group) VRDO	0.250%	3/7/11	2,715	2,715
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.260%	3/7/11	4,300	4,300
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.180%	3/7/11	9,800	9,800
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.270%	3/7/11	18,000	18,000
District of Columbia Revenue (George
Washington University) VRDO	0.290%	3/7/11	5,600	5,600
District of Columbia Revenue (Georgetown
University) VRDO	0.230%	3/7/11	11,575	11,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.250%	3/7/11	2,300	2,300
Harris County TX Health Facilities
Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.240%	3/7/11	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.260%	3/7/11	4,150	4,150
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.270%	3/7/11	3,700	3,700
Illinois Finance Authority Pollution Control
Revenue (Commonwealth Edison Co.
Project) VRDO	0.260%	3/7/11	7,000	7,000
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.210%	3/7/11	3,700	3,700
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.270%	3/7/11	4,395	4,395
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.260%	3/7/11	4,500	4,500
Illinois Finance Authority Revenue (Loyola
University Health System) VRDO	0.260%	3/7/11	8,400	8,400
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.270%	3/7/11	2,855	2,855
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.280%	3/7/11	3,400	3,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.280%	3/7/11	5,700	5,700
Jacksonville FL Capital Project Revenue
VRDO	0.270%	3/7/11	5,700	5,700
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.280%	3/7/11	6,000	6,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.280%	3/7/11	2,560	2,560
6 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.310%	3/7/11	2,855	2,855
Los Angeles CA Wastewater System
Revenue VRDO	0.200%	3/7/11	4,500	4,500
Los Angeles CA Wastewater System
Revenue VRDO	0.180%	3/7/11	8,100	8,100
Los Angeles CA Wastewater System
Revenue VRDO	0.250%	3/7/11	6,000	6,000
Los Angeles CA Wastewater System
Revenue VRDO	0.250%	3/7/11	5,100	5,100
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.220%	3/7/11	4,500	4,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.240%	3/7/11	12,600	12,600
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.270%	3/7/11	3,400	3,400
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.230%	3/7/11	5,200	5,200
6 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.310%	3/7/11	2,800	2,800
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.240%	3/7/11	9,900	9,900
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.260%	3/7/11	3,235	3,235
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.230%	3/7/11	9,100	9,100
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.250%	3/7/11	7,900	7,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.250%	3/7/11	4,715	4,715
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.220%	3/7/11	19,800	19,800
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.250%	3/7/11	8,400	8,400
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11	5,200	5,200
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.230%	3/7/11	7,800	7,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.260%	3/7/11	10,500	10,500
New York City NY GO VRDO	0.260%	3/7/11	2,500	2,500
New York City NY GO VRDO	0.260%	3/7/11	2,100	2,100
New York City NY GO VRDO	0.200%	3/7/11	12,400	12,400

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
New York City NY GO VRDO	0.230%	3/7/11	7,500	7,500
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.230%	3/7/11	10,400	10,400
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.220%	3/7/11	5,300	5,300
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.250%	3/7/11	1,800	1,800
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.230%	3/7/11	6,400	6,400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.230%	3/7/11	6,300	6,300
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.220%	3/7/11	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.260%	3/7/11	9,400	9,400
New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.250%	3/7/11	3,700	3,700
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.240%	3/7/11	8,500	8,500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.260%	3/7/11	6,100	6,100
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.250%	3/7/11	2,700	2,700
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.260%	3/7/11	5,300	5,300
North Texas Tollway Authority System
Revenue VRDO	0.250%	3/7/11	8,450	8,450
Oakland University of Michigan Revenue
VRDO	0.270%	3/7/11	2,100	2,100
Ohio State University General Receipts
Revenue VRDO	0.230%	3/7/11	23,400	23,400
Ohio State University General Receipts
Revenue VRDO	0.220%	3/7/11	7,600	7,600
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.250%	3/7/11	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.260%	3/7/11	11,400	11,400
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.270%	3/7/11	4,400	4,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.280%	3/7/11	14,200	14,200
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.250%	3/7/11	3,030	3,030
South Carolina Transportation Infrastructure
Revenue VRDO	0.220%	3/7/11	12,000	12,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Palo Verde Project) VRDO	0.240%	3/7/11	2,700	2,700
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.260%	3/7/11	4,400	4,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	6,800	6,800
6 Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	6,100	6,100
University of Alabama Birmingham Hospital
Revenue VRDO	0.290%	3/7/11	5,600	5,600
University of South Florida Financing Corp.
COP VRDO	0.250%	3/7/11	10,300	10,300
University of Texas Revenue VRDO	0.180%	3/7/11	25,700	25,700
University of Texas Revenue VRDO	0.180%	3/7/11	16,300	16,300
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.260%	3/7/11	4,500	4,500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.260%	3/7/11	3,750	3,750
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.260%	3/7/11	1,700	1,700
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.280%	3/7/11	4,700	4,700
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.280%	3/7/11	2,700	2,700
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.250%	3/7/11	3,600	3,600
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.230%	3/7/11	4,750	4,750
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.250%	3/7/11	6,200	6,200
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.260%	3/7/11	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $671,455)				671,455
Total Investments (102.5%) (Cost $29,841,443)				29,841,443
Other Assets and Liabilities (-2.5%)
Other Assets				3,751
Liabilities				(724,878)
				(721,127)
Net Assets (100%)
Applicable to 29,121,292,600 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				29,120,316

Net Asset Value per Share				$1.00

Market Liquidity Fund

At February 28, 2011, net assets consisted of:

Amount
($000)
Paid-in-Capital	29,121,293
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(977)
Net Assets	29,120,316

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 28, 2011, the aggregate value of these securities was $3,294,730,000, representing 11.3% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $17,255,000, representing 0.1% of net assets.
VRDO—Variable Rate Demand Obligation.
TOB—Tender Option Bond.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	29,065
Total Income	29,065
Expenses
The Vanguard Group—Note B
Management and Administrative	618
Total Expenses	618
Net Investment Income	28,447
Realized Net Gain (Loss) on Investment Securities Sold	221
Net Increase (Decrease) in Net Assets Resulting from Operations	28,668
1 Interest income from an affiliated company of the fund was $343,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,447	58,561
Realized Net Gain (Loss)	221	103
Net Increase (Decrease) in Net Assets Resulting from Operations	28,668	58,664
Distributions
Net Investment Income	(28,447)	(58,561)
Realized Capital Gain	—	—
Total Distributions	(28,447)	(58,561)
Capital Share Transactions (at $1.00)
Issued	128,837,518	250,969,072
Issued in Lieu of Cash Distributions	28,447	58,561
Redeemed	(122,418,605)	(254,313,155)
Net Increase (Decrease) from Capital Share Transactions	6,447,360	(3,285,522)
Total Increase (Decrease)	6,447,581	(3,285,419)
Net Assets
Beginning of Period	22,672,735	25,958,154
End of Period	29,120,316	22,672,735

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.010	.036	.053	.046
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.010	.036	.053	.046
Distributions
Dividends from Net Investment
Income	(.001)	(.002)	(.010)	(.036)	(.053)	(.046)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.010)	(.036)	(.053)	(.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.12%	0.23%	1.04%	3.69%	5.48%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,120	$22,673	$25,958	$22,904	$18,781	$16,221
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.23%	0.23%	0.97%	3.50%	5.34%	4.61%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2007-2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with

Market Liquidity Fund

rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.5%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.290%	3/7/11 (4)	12,390	12,390
Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)
VRDO	0.260%	3/7/11 LOC	5,000	5,000
				17,390
Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.260%	3/7/11 LOC	16,630	16,630

Arizona (0.8%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.210%	3/7/11 LOC	19,100	19,100
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.270%	3/7/11 (13)	8,120	8,120
				27,220
California (4.3%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.270%	3/7/11	7,500	7,500
1 California Department of Veteran Affairs Revenue TOB VRDO	0.260%	3/7/11	10,000	10,000
California Department of Water Resources Power Supply Revenue VRDO	0.220%	3/7/11	16,500	16,500
California GO VRDO	0.210%	3/7/11 LOC	4,000	4,000
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.220%	3/7/11 LOC	5,430	5,430
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.220%	3/7/11 LOC	3,920	3,920
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.250%	3/7/11	10,000	10,000
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.220%	3/7/11 LOC	12,625	12,625
California Statewide Communities Development Authority Revenue (Motion Picture & Television
Fund) VRDO	0.230%	3/7/11 LOC	5,400	5,400
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/11	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.260%	3/7/11	9,000	9,000
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.270%	3/7/11	7,500	7,500
1 Rancho Santiago CA Community College District GO TOB VRDO	0.250%	3/7/11 (4)	8,795	8,795
Riverside County CA Transportation Commission Sales Tax Revenue VRDO	0.240%	3/7/11	13,775	13,775
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.200%	3/7/11	5,400	5,400
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.260%	3/7/11	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.260%	3/7/11	5,000	5,000
South Placer CA Wastewater Authority Revenue VRDO	0.220%	3/7/11 LOC	9,725	9,725
				145,800
Colorado (3.9%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.210%	3/1/11 LOC	1,420	1,420
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.210%	3/1/11 LOC	10,860	10,860
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.210%	3/1/11 LOC	11,870	11,870
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.210%	3/1/11 LOC	9,880	9,880
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.240%	3/7/11 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	3/7/11	9,995	9,995
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.230%	3/7/11	14,400	14,400
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.270%	3/7/11	12,900	12,900
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.220%	3/7/11 LOC	4,510	4,510
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.220%	3/7/11 LOC	3,630	3,630
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.240%	3/7/11 LOC	16,000	16,000
Denver CO City & County COP VRDO	0.180%	3/1/11	11,090	11,090
Midcities Metropolitan District No. 1 Colorado Special Revenue VRDO	0.260%	3/7/11 LOC	5,000	5,000
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.260%	3/7/11	6,800	6,800

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Colorado Hospital Authority Revenue VRDO	0.250%	3/7/11 LOC	7,805	7,805
				131,350
Connecticut (1.9%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.220%	3/1/11	6,900	6,900
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.260%	3/7/11	10,330	10,330
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.210%	3/1/11	46,250	46,250
				63,480
Delaware (0.3%)
Delaware Economic Development Authority Revenue (Archmere Academy Project) VRDO	0.250%	3/7/11 LOC	9,850	9,850

District of Columbia (1.3%)
1 District of Columbia GO TOB VRDO	0.250%	3/7/11 LOC	21,380	21,380
District of Columbia Revenue (Center for Strategic & International Studies Inc.) VRDO	0.220%	3/7/11 LOC	6,730	6,730
District of Columbia Revenue (Washington Center for Internships) VRDO	0.270%	3/7/11 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.310%	3/7/11 (12)	4,010	4,010
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.240%	3/7/11 LOC	5,700	5,700
				42,620
Florida (8.7%)
Florida Department of Environmental Protection & Preservation Revenue VRDO	0.270%	3/7/11 (12)	10,560	10,560
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue (Parking Project)
VRDO	0.230%	3/7/11 LOC	5,400	5,400
Highlands County FL Health Facilities Authority Revenue (Adventist Health System/Sunbelt Inc.)
VRDO	0.240%	3/7/11 LOC	8,000	8,000
Hillsborough County FL School Board (Master Lease Program) COP VRDO	0.210%	3/1/11 LOC	43,535	43,535
Jacksonville FL Capital Project Revenue VRDO	0.270%	3/7/11 LOC	32,115	32,115
Jacksonville FL Economic Development Commission Special Facility Airport Revenue (Holland
Sheltair Aviation Group Project) VRDO	0.240%	3/7/11 LOC	8,615	8,615
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	3/7/11 LOC	18,225	18,225
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.250%	3/7/11 LOC	13,300	13,300
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.250%	3/7/11	26,480	26,480
Jacksonville FL Transportation Revenue VRDO	0.250%	3/7/11 LOC	11,135	11,135
Miami FL Health Facilities Authority Health System Revenue (Catholic Health East) VRDO	0.230%	3/7/11 LOC	10,370	10,370
Miami FL Health Facilities Authority Health System Revenue (Catholic Health East) VRDO	0.250%	3/7/11 LOC	19,370	19,370
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project)VRDO	0.230%	3/1/11 LOC	17,340	17,340
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.250%	3/7/11 LOC	23,000	23,000
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.220%	3/7/11 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.230%	3/1/11 LOC	25,625	25,625
Pinellas County FL Health Facilities Authority Revenue (Baycare Health System) VRDO	0.190%	3/1/11 LOC	3,400	3,400
Polk County FL School Board COP VRDO	0.210%	3/1/11 LOC	4,235	4,235
				290,705
Georgia (0.8%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.240%	3/7/11 LOC	10,000	10,000
1 Gwinnett County GA School District GO TOB VRDO	0.250%	3/7/11	13,480	13,480
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.230%	3/7/11 LOC	5,000	5,000
				28,480
Idaho (1.8%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	3/7/11 LOC	42,745	42,745
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	3/7/11 LOC	17,000	17,000
				59,745
Illinois (8.2%)
1 Chicago IL Board of Education GO TOB VRDO	0.260%	3/7/11 LOC	19,529	19,529
1 Chicago IL GO TOB VRDO	0.250%	3/7/11	14,375	14,375
Chicago IL Wastewater Transmission Revenue VRDO	0.190%	3/1/11 LOC	18,500	18,500
Chicago IL Wastewater Transmission Revenue VRDO	0.190%	3/1/11 LOC	19,800	19,800
1 Chicago IL Water Revenue TOB VRDO	0.310%	3/7/11 (4)	7,795	7,795
Chicago IL Water Revenue VRDO	0.250%	3/7/11 LOC	3,175	3,175
Chicago IL Water Revenue VRDO	0.260%	3/7/11 LOC	26,525	26,525
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.190%	3/7/11	12,006	12,006
Illinois Finance Authority Pollution Control Revenue (Commonwealth Edison Co. Project) VRDO	0.250%	3/7/11 LOC	7,800	7,800
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.240%	3/7/11	6,365	6,365
Illinois Finance Authority Revenue (Bradley University) VRDO	0.220%	3/7/11 LOC	10,000	10,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Bradley University) VRDO	0.220%	3/7/11 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.190%	3/1/11	36,285	36,285
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.190%	3/1/11	29,700	29,700
Illinois Finance Authority Revenue (Provena Health) VRDO	0.190%	3/1/11 LOC	10,955	10,955
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.190%	3/7/11	17,446	17,446
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.190%	3/1/11	16,000	16,000
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.260%	3/7/11	15,170	15,170
				275,426
Indiana (3.7%)
1 Indiana Bond Bank Revenue TOB VRDO	0.260%	3/7/11 LOC	5,875	5,875
Indiana Development Finance Authority EducationalFacilities Revenue (Children's Museum of
Indianapolis Project) VRDO	0.280%	3/7/11	1,250	1,250
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.250%	3/7/11 LOC	11,000	11,000
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.280%	3/7/11	14,485	14,485
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.190%	3/1/11	25,900	25,900
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.200%	3/1/11	19,900	19,900
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.240%	3/7/11	20,000	20,000
Indiana Health & Educational Facility Financing Authority Revenue (Clarian Health Obligated Group)
VRDO	0.250%	3/7/11 LOC	17,465	17,465
1 Indiana Municipal Power Agency Revenue TOB VRDO	0.270%	3/7/11 (13)	4,980	4,980
Purdue University Indiana COP VRDO	0.190%	3/7/11	4,090	4,090
				124,945
Iowa (0.7%)
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.230%	3/1/11 LOC	20,000	20,000
1 Iowa Special Obligation Revenue TOB VRDO	0.270%	3/7/11	4,700	4,700
				24,700
Kentucky (1.8%)
Christian County KY Association County Leasing Program Revenue VRDO	0.190%	3/1/11 LOC	15,015	15,015
Christian County KY Association County Leasing Program Revenue VRDO	0.190%	3/1/11 LOC	11,400	11,400
Christian County KY Association County Leasing Program Revenue VRDO	0.190%	3/1/11 LOC	13,965	13,965
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.190%	3/1/11 LOC	19,175	19,175
				59,555
Louisiana (1.1%)
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.270%	3/7/11 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.240%	3/7/11 LOC	30,000	30,000
				37,000
Maryland (0.4%)
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.220%	3/7/11 LOC	4,300	4,300
Montgomery County MD CP	0.320%	5/10/11	10,000	10,000
				14,300
Massachusetts (3.8%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.260%	3/7/11	9,200	9,200
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.200%	3/7/11 LOC	15,100	15,100
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.220%	3/7/11 LOC	13,995	13,995
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.260%	3/7/11 LOC	9,755	9,755
1 Massachusetts GO TOB VRDO	0.250%	3/7/11	4,800	4,800
1 Massachusetts GO TOB VRDO	0.260%	3/7/11	18,455	18,455
1 Massachusetts GO TOB VRDO	0.260%	3/7/11 LOC	7,625	7,625
Massachusetts GO VRDO	0.200%	3/7/11	32,000	32,000
1 Massachusetts Health & Educational Facilities Authority Revenue (MIT) TOB VRDO	0.230%	3/7/11	3,250	3,250
Massachusetts Water Resources Authority Revenue VRDO	0.200%	3/7/11	3,000	3,000
Massachusetts Water Resources Authority Revenue VRDO	0.230%	3/7/11	10,000	10,000
				127,180
Michigan (1.4%)
Green Lake Township MI Economic Development Corp.Revenue (Interlochen Center for the Arts
Project)VRDO	0.190%	3/1/11 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.220%	3/1/11 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.270%	3/7/11 LOC	10,000	10,000
University of Michigan Hospital Medical Service Plan Revenue VRDO	0.200%	3/7/11	1,600	1,600
University of Michigan Hospital Revenue VRDO	0.190%	3/1/11	2,600	2,600

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Wayne State University Michigan Revenue TOB VRDO	0.220%	3/1/11	4,995	4,995
				45,545
Minnesota (0.4%)
Hennepin County MN Revenue VRDO	0.230%	3/7/11	4,200	4,200
Minneapolis & St. Paul MN Housing & RedevelopmentAuthority Health Care System Revenue
(Children's Hospital Clinics) VRDO	0.240%	3/1/11 (4)	6,600	6,600
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.230%	3/7/11	2,885	2,885
				13,685
Mississippi (2.1%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.220%	3/7/11	15,000	15,000
Mississippi Business Finance Corp. Revenue (Promenade D'Iberville Project) VRDO	0.250%	3/7/11 LOC	7,390	7,390
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.260%	3/7/11 LOC	12,825	12,825
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.260%	3/7/11 LOC	5,500	5,500
Mississippi Development Bank Special Obligation Revenue (Magnolia Regional Health Project)
VRDO	0.260%	3/7/11 LOC	10,000	10,000
Mississippi GO (Nissan Project) VRDO	0.230%	3/7/11	9,485	9,485
1 University of Southern Mississippi Educational Building Corp. Revenue (Athletics Facilities
Improvements Project) TOB VRDO	0.310%	3/7/11 (4)	9,610	9,610
				69,810
Missouri (1.3%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.190%	3/1/11	6,140	6,140
Curators of the University of Missouri System Facilities Revenue VRDO	0.240%	3/7/11	29,685	29,685
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.190%	3/1/11	6,450	6,450
				42,275
Nebraska (1.6%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.260%	3/7/11	9,930	9,930
Douglas County NE Hospital Authority No. 2 HealthFacilities Revenue (Children's Hospital
ObligatedGroup) VRDO	0.230%	3/1/11 LOC	5,050	5,050
1 Nebraska Public Power Agency Revenue TOB VRDO	0.270%	3/7/11 (13)	10,170	10,170
1 Nebraska Public Power District Revenue TOB VRDO	0.250%	3/7/11 LOC	24,555	24,555
1 Nebraska Public Power District Revenue TOB VRDO	0.270%	3/7/11 (13)	5,000	5,000
				54,705
Nevada (0.1%)
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.280%	3/7/11	5,000	5,000

New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University) VRDO	0.190%	3/7/11 LOC	14,095	14,095

New Jersey (3.9%)
New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	0.190%	3/1/11 LOC	1,200	1,200
1 New Jersey GO TOB PUT	0.300%	3/16/11	20,000	20,000
New Jersey GO TOB PUT	0.310%	4/5/11	25,000	25,000
1 New Jersey GO TOB VRDO	0.220%	3/1/11	32,300	32,300
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.180%	3/1/11 LOC	1,100	1,100
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.260%	3/7/11 LOC	32,800	32,800
New Jersey Turnpike Authority Revenue VRDO	0.270%	3/7/11 LOC	18,900	18,900
				131,300
New Mexico (1.7%)
New Mexico Finance Authority Transportation Revenue VRDO	0.230%	3/7/11 LOC	16,435	16,435
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.250%	3/7/11	19,640	19,640
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.250%	3/7/11	10,615	10,615
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.260%	3/7/11	10,000	10,000
				56,690
New York (9.7%)
1 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.260%	3/7/11 (13) (4)	16,000	16,000
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.240%	3/7/11 LOC	12,215	12,215
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.270%	3/7/11 (13)	8,000	8,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority Revenue VRDO	0.220%	3/7/11 LOC	10,000	10,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.240%	3/7/11	4,500	4,500
New York City NY GO VRDO	0.220%	3/1/11 (4)	6,050	6,050
New York City NY GO VRDO	0.220%	3/1/11 LOC	2,795	2,795
New York City NY GO VRDO	0.220%	3/1/11 (4)	1,500	1,500
New York City NY GO VRDO	0.220%	3/1/11 LOC	5,600	5,600
New York City NY GO VRDO	0.170%	3/1/11 LOC	5,205	5,205
New York City NY GO VRDO	0.200%	3/7/11 LOC	12,670	12,670
New York City NY GO VRDO	0.200%	3/7/11	23,000	23,000
New York City NY GO VRDO	0.220%	3/7/11 LOC	22,315	22,315
New York City NY GO VRDO	0.250%	3/7/11 LOC	4,250	4,250
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.220%	3/7/11 LOC	18,500	18,500
New York City NY Housing Development Corp. Revenue (Queens College) VRDO	0.240%	3/7/11 LOC	23,845	23,845
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue CP	0.300%	5/12/11	15,000	15,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.250%	3/7/11	17,500	17,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.170%	3/1/11	3,900	3,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.190%	3/1/11	6,800	6,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.230%	3/7/11	24,400	24,400
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.230%	3/7/11	14,105	14,105
New York Liberty Development Corp. Revenue PUT	0.350%	8/4/11	20,000	20,000
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.260%	3/7/11	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.230%	3/7/11 LOC	6,800	6,800
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.220%	3/7/11 LOC	10,500	10,500
New York State Local Government Assistance Corp. Revenue VRDO	0.250%	3/7/11	9,100	9,100
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.260%	3/7/11	1,835	1,835
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College)
VRDO	0.240%	3/7/11 LOC	10,000	10,000
				324,920
North Carolina (2.1%)
Cary NC GO VRDO	0.220%	3/7/11	3,500	3,500
1 Charlotte NC COP TOB VRDO	0.260%	3/7/11	7,860	7,860
Charlotte NC Water & Sewer System Revenue VRDO	0.250%	3/7/11	9,800	9,800
Mecklenburg County NC COP VRDO	0.270%	3/7/11	4,200	4,200
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.320%	3/7/11 LOC	3,690	3,690
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.250%	3/7/11 LOC	7,000	7,000
Union County NC GO VRDO	0.240%	3/7/11	6,200	6,200
Union County NC GO VRDO	0.240%	3/7/11	27,270	27,270
				69,520
Ohio (7.4%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.190%	3/1/11 LOC	5,500	5,500
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.190%	3/1/11 LOC	9,850	9,850
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.240%	3/7/11	10,000	10,000
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.260%	3/7/11 LOC	15,100	15,100
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.250%	3/7/11 LOC	11,535	11,535
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.250%	3/7/11	18,400	18,400
1 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.250%	3/7/11	13,000	13,000
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.240%	3/7/11	6,100	6,100
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.240%	3/7/11	6,600	6,600
Lancaster Port Authority Ohio Gas Revenue VRDO	0.260%	3/7/11	8,315	8,315
Ohio Common Schools GO VRDO	0.220%	3/7/11	13,420	13,420
Ohio GO VRDO	0.200%	3/7/11	11,740	11,740
Ohio GO VRDO	0.200%	3/7/11	15,700	15,700
1 Ohio Higher Education GO TOB VRDO	0.250%	3/7/11	5,780	5,780
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.340%	4/6/11	10,800	10,800
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.170%	3/1/11	12,450	12,450
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.250%	3/7/11	10,500	10,500
Ohio Higher Educational Facility Commission Revenue (Ohio Northern University Project) VRDO	0.320%	3/7/11 LOC	2,775	2,775
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.230%	3/7/11 LOC	10,275	10,275

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.220%	3/1/11	12,055	12,055
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.260%	3/7/11	2,100	2,100
Ohio Infrastructure Improvement GO VRDO	0.200%	3/7/11	7,385	7,385
Ohio State University General Receipts Revenue VRDO	0.220%	3/7/11	11,470	11,470
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.210%	3/1/11 LOC	12,900	12,900
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.210%	3/1/11 LOC	2,600	2,600
				246,350
Oregon (0.6%)
Oregon Housing & Community Services Department Mortgage Revenue VRDO	0.230%	3/7/11	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.250%	3/7/11 LOC	10,030	10,030
				19,175
Pennsylvania (2.2%)
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.240%	3/7/11	13,490	13,490
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.240%	3/7/11	9,900	9,900
Geisinger Health System Authority of Pennsylvania Revenue (Penn State Geisinger Health
System) VRDO	0.190%	3/1/11	14,000	14,000
1 Pennsylvania GO TOB VRDO	0.260%	3/7/11	10,055	10,055
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.180%	3/1/11	4,000	4,000
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children's
Hospital of Philadelphia Project) VRDO	0.180%	3/1/11	11,425	11,425
Philadelphia PA Water & Waste Water Revenue VRDO	0.230%	3/7/11 LOC	9,950	9,950
				72,820
South Carolina (1.4%)
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.250%	3/7/11 LOC	17,085	17,085
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.250%	3/7/11 LOC	17,200	17,200
South Carolina Jobs Economic Development Authority Hospital Revenue (Regional Medical Center
of Orangeburg & Calhoun Counties) VRDO	0.270%	3/7/11 LOC	5,440	5,440
South Carolina Jobs Economic Development Authority Hospital Revenue (Sisters of Charity
Providence Hospitals) VRDO	0.250%	3/7/11 LOC	6,680	6,680
				46,405
Tennessee (1.4%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.240%	3/7/11 LOC	16,000	16,000
Shelby County TN GO VRDO	0.250%	3/7/11	25,250	25,250
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.260%	3/7/11	5,000	5,000
				46,250
Texas (8.8%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.220%	3/1/11	4,995	4,995
1 Denton TX Independent School District GO TOB VRDO	0.260%	3/7/11	7,405	7,405
Denton TX Independent School District GO VRDO	0.300%	3/7/11	4,500	4,500
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.170%	3/1/11	7,900	7,900
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.170%	3/1/11	14,300	14,300
Harris County TX Health Facilities Development Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.190%	3/1/11 LOC	5,420	5,420
Harris County TX Health Facilities Development Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.210%	3/1/11 LOC	3,900	3,900
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.190%	3/1/11	29,800	29,800
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.170%	3/1/11	13,600	13,600
1 Harris County TX Health Facilities Development Corp. Revenue (Sisters of Charity of the Incarnate
Word) TOB VRDO	0.220%	3/1/11 (ETM)	9,485	9,485
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.190%	3/7/11	5,000	5,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Houston TX Utility System Revenue TOB VRDO	0.260%	3/7/11 LOC	4,150	4,150
1 Houston TX Utility System Revenue TOB VRDO	0.260%	3/7/11 (13)	8,000	8,000
1 Northside TX Independent School District GO TOB VRDO	0.260%	3/7/11	5,225	5,225
San Antonio TX Hotel Occupancy Tax Revenue VRDO	0.250%	3/7/11 LOC	7,450	7,450
1 Texas GO TOB VRDO	0.220%	3/1/11	11,700	11,700
1 Texas GO TOB VRDO	0.260%	3/7/11	6,000	6,000
Texas GO TRAN	2.000%	8/31/11	30,000	30,244
Texas Small Business Industrial Development Corp.Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.280%	3/7/11 LOC	25,050	25,050
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.260%	3/7/11	35,000	35,000
Texas Transportation Commission Mobility Fund GO VRDO	0.270%	3/7/11	42,875	42,875
1 Texas Transportation Commission Revenue TOB VRDO	0.250%	3/7/11	1,515	1,515
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.260%	3/7/11	9,965	9,965
				293,479
Utah (2.1%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.170%	3/1/11	14,800	14,800
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.190%	3/1/11	28,400	28,400
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.190%	3/1/11	26,490	26,490
				69,690
Vermont (0.6%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.220%	3/7/11 LOC	7,600	7,600
Vermont Housing Finance Agency Revenue VRDO	0.220%	3/7/11	11,210	11,210
				18,810
Virginia (2.8%)
Albemarle County VA Economic Development Authority Hospital Revenue (Martha Jefferson
Hospital) VRDO	0.250%	3/7/11 LOC	17,850	17,850
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.260%	3/7/11 LOC	16,230	16,230
Charlottesville VA Industrial Development Authority Educational Facilities Revenue (University of
Virginia Foundation Projects) VRDO	0.250%	3/7/11 LOC	9,595	9,595
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.190%	3/1/11	12,270	12,270
Fairfax County VA Industrial Development Authority Revenue (Fairfax Hospital System Inc.) VRDO	0.250%	3/7/11	3,240	3,240
Farmville VA Industrial Development Authority Educational Facilities Revenue (Longwood Student
Housing Project) VRDO	0.320%	3/7/11 (12)	17,462	17,462
1 University of Virginia Revenue TOB VRDO	0.250%	3/7/11	6,600	6,600
Virginia College Building Authority Educational Facilities Revenue (21st Century College &
Equipment Programs) VRDO	0.210%	3/1/11	6,400	6,400
Virginia Commonwealth University Health System Authority Revenue VRDO	0.220%	3/1/11 LOC	5,045	5,045
				94,692
Washington (0.8%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.270%	3/7/11	6,955	6,955
1 Seattle WA Water System Revenue TOB VRDO	0.250%	3/7/11	5,060	5,060
1 Washington GO TOB VRDO	0.260%	3/7/11	7,995	7,995
1 Washington Health Care Facilities Authority Revenue (PeaceHealth) TOB VRDO	0.270%	3/7/11	7,315	7,315
				27,325
West Virginia (0.8%)
West Virginia Economic Development Authority Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.230%	3/7/11 LOC	10,000	10,000
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.250%	3/7/11 LOC	16,650	16,650
				26,650
Wisconsin (1.3%)
University of Wisconsin Hospital & Clinics Authority Revenue VRDO	0.190%	3/1/11 LOC	7,000	7,000
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.240%	3/1/11 LOC	24,000	24,000
Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.230%	3/1/11 LOC	6,480	6,480

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
Group) VRDO	0.230%	3/1/11 LOC	5,815	5,815
				43,295
Total Investments (99.4%) (Cost $3,328,862)				3,328,862
Other Assets and Liabilities (0.6%)
Other Assets				25,584
Liabilities				(4,359)
				21,225
Net Assets (100%)
Applicable to 3,349,973,201 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				3,350,087
Net Asset Value Per Share				$1.00

At February 28, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,350,087
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				—
Net Assets				3,350,087

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $701,479,000, representing 20.9% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest	4,203
Total Income	4,203
Expenses
The Vanguard Group—Note B
Management and Administrative	160
Total Expenses	160
Net Investment Income	4,043
Net Increase (Decrease) in Net Assets Resulting from Operations	4,043

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,043	6,847
Net Increase (Decrease) in Net Assets Resulting from Operations	4,043	6,847
Distributions
Net Investment Income	(4,043)	(6,847)
Realized Capital Gain	—	—
Total Distributions	(4,043)	(6,847)
Capital Share Transactions (at $1.00)
Issued	1,775,856	1,884,541
Issued in Lieu of Cash Distributions	4,043	6,847
Redeemed	(1,637,679)	(1,201,108)
Net Increase (Decrease) from Capital Share Transactions	142,220	690,280
Total Increase (Decrease)	142,220	690,280
Net Assets
Beginning of Period	3,207,867	2,517,587
End of Period	3,350,087	3,207,867

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.010	.025	.036	.032
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.010	.025	.036	.032
Distributions
Dividends from Net Investment
Income	(.001)	(.002)	(.010)	(.025)	(.036)	(.032)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.010)	(.025)	(.036)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.13%	0.23%	1.04%	2.50%	3.71%	3.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,350	$3,208	$2,518	$1,753	$1,285	$2,036
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratio of Net Investment Income to
Average Net Assets	0.25%	0.23%	0.85%	2.42%	3.64%	3.16%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2007-2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2010	February 28, 2011	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,001.15	$0.02
Municipal Cash Management	$1,000.00	$1,001.26	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.77	$0.03
Municipal Cash Management	$1,000.00	$1,024.74	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%;
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1] :
Your Fund compared with its Peer Group

	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average

Market Liquidity	0.005%	0.29%
Municipal Cash Management	0.01	--

1 The expense ratios shown are from the prospectuses dated December 28, 2010 and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.005% for the Market
Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated independent board members have distinguished backgrounds in business, and managed in your best interests since, as a shareholder, you are a part academia, and public service. Each of the trustees and executive officers owner of the fund. Your fund’s trustees also serve on the board of directors oversees 179 Vanguard funds. of The Vanguard Group, Inc., which is owned by the Vanguard funds and The following table provides information for each trustee and executive provides services to them on an at-cost basis. officer of the fund. More information about the trustees is in the Statement A majority of Vanguard’s board members are independent, meaning that of Additional Information, which can be obtained, without charge, by they have no affiliation with Vanguard or the funds they oversee, apart from contacting Vanguard at 800-662-7447, or online at vanguard.com. the sizable personal investments they have made as private individuals. The

Interested Trustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services) and Hewlett
Packard Co. (electronic computer manufacturing);
Senior Advisor at New Mountain Capital; Trustee
of The Conference Board; Member of the Board of
Managers of Delphi Automotive LLP (automotive
components).

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Development Corporation, and Greater Philadelphia
Chamber of Commerce; Trustee of the National
Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Johnson Foundation, and the Center for Work Life
Policy; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs
at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.
(industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer
services), the Lumina Foundation for Education, and
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member
of the Advisory Board to the Kellogg Institute for
International Studies at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of Corning Incorporated (2000–2010) and Dow
Corning (2001–2010); Overseer of the Amos Tuck
School of Business Administration at Dartmouth
College.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
the investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005;
Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team
R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

© 2011 The Vanguard Group, Inc.
1 Mr. McNabb is considered an “interested person,” as defined in the Investment	All rights reserved.
Company Act of 1940, because he is an officer of the Vanguard funds.	Vanguard Marketing Corporation, Distributor.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund,
the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.	CMT2 042011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.